Income Taxes (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2012 Domestic Tax Authority USD ($)	Dec. 31, 2012 Foreign Tax Authority USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority BRL	Dec. 31, 2012 Tax Years 2008-2012 Foreign Tax Authority USD ($)
Valuation Allowance [Line Items]
Income tax expense (benefit)	$ (121.4)	$ 24.3	$ 30.7
Income (loss) from continuing operations before income tax	(4.4)	42.9	38.5
Correction of deferred tax error on foreign subsidiary	0.8	0	(2.8)
Effective tax rate		56.60%	79.70%
Change in deferred tax asset					126.1	19.0
Decrease in valuation allowances	(145.1)	5.4	15.7
Reversal of Valuation Reserve in the UK		2.8
Effective tax rate, discontinued operations	25.60%	13.40%	29.60%
Unrealized foreign currency gain on intercompany debt	(7.7)	0.9	8.6
Statutes of limitation, period							3 years	5 years
Operating loss carryforwards	404.5
Undistributed earnings of foreign subsidiaries	586	517
Unrecognized tax benefits, income tax penalties and interest accrued	1.4
Unrecognized tax benefits	56.3	5.5	5.7	6.0
Unrecognized tax benefits that would impact effective tax rate	51.6
Potential tax assessment									13.2	26.9	44.5
Potential tax assessment, accrued reserve related to fair value of liabilities acquired											43.3
Potential tax assessment, accrued interest											$ 1.2